Note 7 - Income and Mining Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Deferred tax liabilities	$ 101,952	$ 104,741
Deferred tax assets, valuation allowance	100,910	72,856	$ 39,152	$ 77,210
Deferred tax assets, tax credit carryforwards	4,300
Unrecognized tax benefits	0	0
Tax credit carryforward, amount	20,600
Mexican Tax Authority [Member]
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance	13,200
Nevada Operations [Member]
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance	35,100
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	188,500
Tax credit carryforward, amount	$ 2,000
Tax credit carryforward term	10 years
Tax credit carryforward, limitations on use	Our foreign tax credits will expire between 2024 and 2026.
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, valuation allowance	$ 4,300
Deferred tax assets, tax credit carryforwards	700
Operating loss carryforwards	893,600	$ 418,000
Operating loss carryforwards, Indefinite period	408,200
Tax credit carryforward, amount	3,400
Alexco Resource Corp Member
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance	$ 48,300